RELATED PARTY TRANSACTIONS (Details)		1 Months Ended	3 Months Ended			12 Months Ended
	Sep. 28, 2011 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 16, 2015 USD ($)	Apr. 08, 2014 USD ($)	Apr. 08, 2014 EUR (€)	Dec. 31, 2011 USD ($)
Related Party Transaction
Repayments of long-term debt			$ 10,000,000		$ 0
Amount outstanding at period end		$ 1,245,172,000		$ 1,245,172,000		$ 1,245,172,000
Dividends						1,467,768,000
Cash dividends						$ 1,022,500,000	$ 0	$ 0
Senior Notes | 4.75% Senior Notes, due December 15, 2022
Related Party Transaction
Aggregate principal of debt instrument									$ 500,000,000
IAC | Senior Notes | 4.75% Senior Notes, due December 15, 2022
Related Party Transaction
Stated interest rate (as a percent)		4.75%	4.75%	4.75%		4.75%	4.75%		4.75%
Senior notes		$ 445,300,000		$ 445,300,000		$ 445,300,000			$ 445,300,000
IAC | IAC
Related Party Transaction
Allocated general and administrative costs					1,700,000	6,900,000	$ 6,600,000	6,200,000
Interest income from related party						$ 3,800,000	2,100,000	1,200,000
Dividends				1,500,000,000
Cash dividends				$ 1,000,000,000
Services Agreement expiration period following IPO (in years)						1 year
Minimum parent company ownership to participate in Employee Matters Agreement (percentage)						80.00%
IAC | IAC | Service Agreement
Related Party Transaction
Amount of related party transaction		$ 700,000	$ 2,600,000
IAC | IAC | Leased Office Space
Related Party Transaction
Amount of related party transaction			900,000		300,000	$ 1,700,000	1,000,000	500,000
IAC | IAC | Subordinated Loan Facility
Related Party Transaction
Minimum maturity period of subordinated loan facility following maturity of Match Group credit agreement (in days)						90 days
IAC | IAC Subsidiary | Leased Data Center Space
Related Party Transaction
Amount of related party transaction			$ 300,000		$ 300,000	$ 1,200,000	$ 1,200,000	$ 1,200,000
IAC | IAC Subsidiary | Match.com France Limited | Notes
Related Party Transaction
Aggregate principal of debt instrument										$ 47,000,000
Stated interest rate (as a percent)										5.90%	5.90%
IAC | IAC Subsidiary | Match.com Europe Limited | Notes
Related Party Transaction
Aggregate principal of debt instrument	$ 94,000,000										€ 53,000,000
Stated interest rate (as a percent)	3.57%									5.00%	5.00%
Repayments of long-term debt	$ 15,000,000
Amount outstanding at period end												$ 79,000,000